Stock-Based Compensation	6 Months Ended	12 Months Ended
	Jun. 24, 2012	Dec. 25, 2011
Stock-Based Compensation [Abstract]
Stock-Based Compensation
7.	Stock-Based Compensation

Stock-based compensation costs are measured at the grant date, based on the estimated fair value of the award, and are recognized as an expense in the income statement over the requisite service period. Compensation costs related to stock options, restricted shares, and vested shares granted under the Amended and Restated Equity Incentive Plan (the “Plan”), the 2009 Incentive Compensation Plan (the “2009 Plan”), and purchases under the Employee Stock Purchase Plan, as amended (“ESPP”) are recognized using the straight-line method, net of estimated forfeitures. Stock options and restricted shares granted to employees under the Plan and the 2009 Plan typically cliff vest and become fully exercisable on the third anniversary of the grant date, provided the employee who was granted such options/restricted shares is continuously employed by the Company or its subsidiaries through such date, and provided performance based criteria, if any, are met. In addition, recipients who retire from the Company and meet certain age and length of service criteria are typically entitled to proportionate vesting.

The following compensation costs are included within selling, general, and administrative expenses on the condensed consolidated statements of operations (in thousands):

	Quarters Ended		Six Months Ended
	June 24, 2012	June 26, 2011	June 24, 2012	June 26, 2011

Stock options	$—	$8	$—	$60
Restricted stock / vested shares	222	35	237	234
Restricted stock units	(12)	39	21	39
ESPP	—	—	—	31

Total	$210	$82	$258	$364

Stock Options

The Company’s stock option plan provides for grants of stock options to key employees at prices not less than the fair market value of the Company’s common stock on the grant date. The Company has not granted any stock options since 2008. As of June 24, 2012, there was no unrecognized compensation costs related to stock options. A summary of stock option activity is presented below:

Options	Number of Options	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (years)	Aggregate Intrinsic Value (000’s)
Outstanding at December 25, 2011	51,350	$389.58
Granted	—	—
Exercised	—	—
Forfeited	—	—
Expired	(4,679)	354.00

Outstanding, vested and exercisable at June 24, 2012	46,671	$396.25	4.58	$—

Restricted Stock

A summary of the status of the Company’s restricted stock awards as of June 24, 2012 is presented below:

Restricted Shares	Number of Shares	Weighted- Average Fair Value at Grant Date
Nonvested at December 25, 2011	23,719	$119.24
Granted	—	—
Vested	(9,791)	88.00
Forfeited	(3,542)	138.50

Nonvested at June 24, 2012	10,386	$142.00

As of June 24, 2012, there was $0.2 million of unrecognized compensation expense related to all restricted stock awards, which is expected to be recognized over a weighted-average period of 1.0 year.

Restricted Stock Units

On June 2, 2011, the Company granted a total of 20,532 restricted stock units (“RSUs”) to all members of its Board of Directors including its interim President and Chief Executive Officer. The Company’s interim President and Chief Executive Officer received the grant of the RSUs in his capacity as a member of the Board of Directors. Based on the closing price of the Company’s common stock on the grant date, the total fair value of the RSUs granted was $0.6 million. Each RSU has an economic value equal to a share of the Company’s Common Stock (excluding the right to receive dividends). A portion of the RSUs vested and were settled in cash when each of the individuals granted such RSUs retired from the Company’s Board of Directors. The remaining RSUs vested on June 2, 2012 and were settled in cash when the individual granted such RSUs retired from the Company’s Board of Directors. In accordance with the award provisions, the compensation expense recorded in the Company’s Condensed Statement of Operations reflects the straight-line amortized fair value based on the closing price on the vesting date. There was no unrecognized compensation expense related to the RSUs as of June 24, 2012.

Employee Stock Purchase Plan

Effective April 1, 2011, the Company has suspended the ESPP. There will be no stock-based compensation expense recognized in connection with the ESPP until such time the ESPP is reinstated.

14.	Stock-Based Compensation

Stock-based compensation costs are measured at the grant date, based on the estimated fair value of the award, and are recognized as an expense in the income statement over the requisite service period. Compensation costs related to stock options and restricted shares granted under the Amended and Restated Equity Incentive Plan (the “Plan”), the 2009 Incentive Compensation Plan (the “2009 Plan”), and purchases under the Employee Stock Purchase Plan, as amended (“ESPP”) are recognized using the straight-line method, net of estimated forfeitures. Under the Plan, up to an aggregate of 123,546 shares of common stock may be issued, of which, no shares are available for future issuance as of December 25, 2011. Under the 2009 Plan, up to an aggregate of 40,000 shares of common stock may be issued, of which, 31,696 shares are available for future issuance as of December 25, 2011. Stock options and restricted shares granted to employees under the Plan and the 2009 Plan typically cliff vest and become fully exercisable on the third anniversary of the grant date, provided the employee who was granted such options/restricted shares is continuously employed by the Company or its subsidiaries through such date, and provided any performance based criteria, if any, are met. In addition, recipients who retire from the Company and meet certain age and length of service criteria are typically entitled to proportionate vesting.

The following compensation costs are included within selling, general, and administrative expenses on the condensed consolidated statements of income (in thousands):

	Fiscal Years Ended
	December 25, 2011	December 26, 2010	December 20, 2009
Stock options	$60	$429	$1,223
Restricted stock	586	1,550	1,743
Restricted stock units	81	—	—
Employee stock purchase plan	31	143	130

Total	$758	$2,122	$3,096

Stock Options

Stock options granted under the plan have been granted at an option price equal to the closing market value of the stock on the date of the grant. Options granted under this plan have 10-year contractual terms and typically become exercisable after one or three years after the grant date, subject to continuous service with the Company. The Compensation Committee of the Board of Directors of the Company (the “Board of Directors”) approves the grants of nonqualified stock options by the Company, pursuant to the Company’s Amended and Restated Equity Incentive Plan. These options are granted on such approval date. The Company has not granted any stock options since 2008. As of December 25, 2011, there was no unrecognized compensation costs related to stock options.

A summary of option activity for the fiscal year 2011 under the Company’s stock plan is presented below:

Options	Number of Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)	Aggregate Intrinsic Value (000’s)
Outstanding at December 26, 2010	57,509	394.50	5.68	—
Granted	—	—
Exercised	—	—
Forfeited	(400)	450.68
Expired	(5,759)	234.50

Outstanding, vested and exercisable at December 25, 2011	51,350	$389.58	4.93	—

Restricted Stock

On March 15, 2010, the Company granted a total of 19,280 shares of restricted stock to certain employees of the Company and its subsidiaries. The grant date fair value of the restricted shares was $123.00 per share. Of the 19,280 shares granted, 8,400 will vest in full on March 15, 2013. The remaining 10,880 restricted shares were performance based shares and would have vested in full on March 15, 2013 provided an earnings before interest and taxes (“EBIT”) performance target for the Company’s fiscal year 2010 was met. The EBIT performance target was not met and the performance based restricted shares were forfeited in 2010.

On June 1, 2010, the Company granted 1,224 shares of restricted stock to a newly appointed non-employee member on the Company’s Board of Directors. The grant date fair value of the restricted shares was $98.00 per share and the shares will vest in full on June 1, 2013. On June 9, 2010, the Company granted 1,206 shares of restricted stock to a newly appointed non-employee member on the Company’s Board of Directors. The grant date fair value of the restricted shares was $99.50 per share and the shares will vest in full on June 9, 2013.

A summary of the status of the Company’s restricted stock awards for the fiscal year 2011 is presented below:

Restricted Shares	Number of Shares	Weighted- Average Fair Value at Grant Date
Nonvested at December 26, 2010	25,268	$141.00
Granted	3,343	89.75
Vested	(1,082)	323.28
Forfeited	(3,810)	179.30

Nonvested at December 25, 2011	23,719	$119.24

As of December 25, 2011, there was $0.8 million of unrecognized compensation expense related to all restricted stock awards, which is expected to be recognized over a weighted-average period of 0.9 years.

Restricted Stock Units

On June 2, 2011, the Company granted a total of 20,532 restricted stock units (“RSUs”) to all members of its Board of Directors including its interim President and Chief Executive Officer. The Company’s interim President and Chief Executive Officer received the grant of the RSUs in his capacity as a member of the Board of Directors. Based on the closing price of the Company’s common stock on the grant date, the total fair value of the RSUs granted was $0.6 million. Each RSU has an economic value equal to a share of the Company’s Common Stock (excluding the right to receive dividends). The RSUs will vest June 2, 2012, subject to continued service on the Board of Directors through that date. The RSUs will be settled in cash once the grantee ceases to serve on the Company’s Board of Directors. Effective November 25, 2011, four of the Company’s eight directors retired and were paid cash equal to the value of the RSUs on such date. In accordance with the award provisions, the compensation expense recorded in the Company’s Condensed Statement of Operations reflects the straight-line amortized fair value based on the period end closing price. Based on the value of the Company’s Common Stock on December 25, 2011, there was $26 thousand of unrecognized compensation expense related to the RSUs, which is expected to be recognized over a period of five months.

Employee Stock Purchase Plan

On April 19, 2006, the Board of Directors voted to implement an employee stock purchase plan (as amended, the “ESPP”) effective July 1, 2006. The Company had reserved 12,354 shares of its common stock for issuance under the ESPP. On June 2, 2009, the Company’s stockholders approved the 2009 Employee Stock Purchase Plan (“2009 ESPP”). The 2009 ESPP reserved an additional 24,000 shares of its common stock for future purchases. As of December 25, 2011, there were 11,185 shares of common stock reserved for issuance under the ESPP. Effective April 1, 2011, the Company temporarily suspended the ESPP. There will be no stock-based compensation expense recognized in connection with the ESPP until such time the ESPP is reinstated.